Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001783036
Amendment Description	AMENDMENT NO. 6
Document Type	F-4/A
Entity Registrant Name	NLS Pharmaceutics Ltd.
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	The Circle 6
Entity Address, Postal Zip Code	8058
Entity Address, City or Town	Zurich
Entity Address, Country	CH
City Area Code	+41
Local Phone Number	44.512.2150
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Postal Zip Code	19711
Entity Address, City or Town	Newark
Entity Address, Country	DE
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line Two	Suite 204